ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	31.6%
ACC Auto Trust Series 2022-A(a) 4.58%, 07/15/26		$4,442,249	$4,375,909
ACM Auto Trust Series 2023-1A(a) 8.59%, 01/22/30		3,000,000	2,988,123
Business Jet Securities LLC Series 2021-1A(a) 5.07%, 04/15/36		1,515,181	1,394,454
Clsec Holdings 22t LLC Series 2021-1(a) 6.17%, 05/11/37		14,084,593	11,071,588
CP EF Asset Securitization I LLC Series 2022-1A(a) 5.96%, 04/15/30		3,085,124	3,032,785
FAT Brands Fazoli's Native I LLC Series 2021-1(a) 6.00%, 07/25/51		6,000,000	5,341,254
FAT Brands GFG Royalty I LLC Series 2021-1A(a) 6.00%, 07/25/51		5,000,000	4,495,965
Goldman Home Improvement Issuer Trust Series 2022-GRN1(a)(b)(c) 0.00%, 06/25/52		50,000	6,636,008
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		4,467,049	3,852,821
ICG U.S. CLO Ltd. Series 2020-1A (Floating, ICE LIBOR USD 3M + 3.60%, 3.60% Floor)(a)(d) 8.85%, 01/20/35		3,000,000	2,679,230
L.P. LMS Asset Securitization Trust Series 2023-1A(a) 7.48%, 10/17/33		3,000,000	2,817,876
Lendingpoint Asset Securitization Trust Series 2022-C(a) 13.09%, 02/15/30		6,400,000	4,990,574
MAPS Ltd. Series 2019-1A(a) 4.46%, 03/15/44		1,195,320	1,068,652
Mercury Financial Credit Card Master Trust Series 2022-3A(a) 13.44%, 06/21/27		3,550,000	3,539,518
MF1 LLC Series 2022-FL9 (Floating, CME Term SOFR 1M + 2.15%, 2.15% Floor)(a)(d) 7.23%, 06/19/37		10,000,000	9,968,840
Mission Lane Credit Card Master Trust Series 2022-A(a) 6.92%, 09/15/27		3,000,000	2,961,297
Mission Lane Credit Card Master Trust Series 2023-A(a) 10.03%, 07/17/28		3,500,000	3,472,004
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		10,252,939	9,225,646
Oasis Securitization Funding LLC Series 2021-2A(a) 2.14%, 10/15/33		3,379,148	3,326,114
Oportun Issuance Trust Series 2021-C(a) 3.61%, 10/08/31		2,659,000	2,330,705
PAGAYA AI Debt Trust Series 2022-2(a) 4.97%, 01/15/30		5,442,611	5,362,708
PMT Issuer Trust - FMSR Series 2022-FT1 (Floating, U.S. 30-Day Average SOFR + 4.19%, 4.19% Floor)(a)(d) 9.26%, 06/25/27		8,000,000	7,984,949

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
PNMAC GMSR ISSUER TRUST Series 2022-GT1 (Floating, U.S. 30-Day Average SOFR + 4.25%)(a)(d) 9.32%, 05/25/27		$12,000,000	$11,985,693
Project Silver Series 2019-1(a) 3.97%, 07/15/44		3,190,779	2,709,322
SAFCO Auto Receivables Trust Series 2022-1A(a) 8.62%, 11/19/29		3,000,000	2,971,027
Santander Bank Auto Credit-Linked Notes Series 2022-A(a) 9.97%, 05/15/32		2,250,000	2,169,891
Santander Bank Auto Credit-Linked Notes Series 2022-A(a) 12.66%, 05/15/32		8,250,000	7,977,643
Santander Bank Auto Credit-Linked Notes Series 2023-A(a) 7.08%, 06/15/33		2,600,000	2,593,898
Skyline Aircraft Series 2006-S3(c) 6.17%, 08/17/33		4,602,180	4,038,413
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, ICE LIBOR USD 3M + 3.35%, 3.35% Floor)(a)(d) 8.61%, 07/25/34		4,000,000	3,517,229
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, ICE LIBOR USD 3M + 3.25%, 3.25% Floor)(a)(d) 8.51%, 10/25/34		2,750,000	2,412,194
U.S. Auto Funding Trust Series 2022-1A(a) 3.98%, 04/15/25		2,316,413	2,223,581
U.S. Auto Funding Trust Series 2022-1A(a) 11.79%, 06/15/29		5,000,000	3,000,000
Upstart Securitization Trust Series 2022-2(a) 4.37%, 05/20/32		3,998,947	3,956,037
Upstart Securitization Trust Series 2022-3(a)(b)(c) 0.00%, 06/20/32		5,575	936,059
TOTAL ASSET-BACKED SECURITIES (Cost $163,808,465)			153,408,007
BANK DEBTS	13.6%
CT Technologies Intermediate Holdings, Inc. 9.51%, 12/16/25		17,598,952	16,324,234
CT Technologies Intermediate Holdings, Inc.(e) 12/16/25		2,000,000	1,859,870
Delos Finance S.a.r.l.(e)(f) 10/06/23		5,000,000	4,994,800
Intelsat Jackson Holdings S.A. 9.18%, 12/08/28		4,331,156	4,309,500
PREIT Associates L.P. 10.98%, 12/10/23		2,397,380	2,311,481
Staples, Inc. 10.03%, 09/12/24		3,386,211	3,336,840
Staples, Inc.(e) 09/12/24		8,013,569	7,896,732
Travelport Finance Luxembourg S.a.r.l. 12.54%, 02/28/25		5,476,948	5,394,889

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Travelport Finance Luxembourg S.a.r.l.(e) 02/28/25		$1,907,316	$1,846,341
Verscend Holding Corp. 9.22%, 08/27/25		17,916,224	17,890,067
TOTAL BANK DEBTS (Cost $66,956,704)			66,164,754
CORPORATE BONDS	21.4%
Ahead DB Holdings LLC(a) 6.63%, 05/01/28		1,000,000	813,270
Ardagh Metal Packaging Finance U.S.A. LLC(a) 4.00%, 09/01/29		2,000,000	1,583,988
Arrow Bidco LLC(a) 9.50%, 03/15/24		2,070,000	2,074,140
Centene Corp. 4.25%, 12/15/27		5,000,000	4,674,775
Charter Communications Operating LLC 4.91%, 07/23/25		5,000,000	4,903,234
CSC Holdings LLC 5.25%, 06/01/24		3,000,000	2,790,128
CSC Holdings LLC(a) 7.50%, 04/01/28		5,000,000	2,849,862
HCA, Inc. 5.00%, 03/15/24		10,325,000	10,258,680
LABL, Inc.(a) 10.50%, 07/15/27		19,629,000	18,845,186
Mauser Packaging Solutions Holding Co.(a) 7.88%, 08/15/26		3,000,000	2,980,525
MPT Operating Partnership L.P. 2.55%, 12/05/23		11,370,000	13,948,035
Prime Healthcare Services, Inc.(a) 7.25%, 11/01/25		10,000,000	9,475,100
Surgery Center Holdings, Inc.(a) 10.00%, 04/15/27		7,638,000	7,809,855
VICI Properties L.P./VICI Note Co., Inc.(a) 4.25%, 12/01/26		10,000,000	9,354,813
VICI Properties L.P./VICI Note Co., Inc.(a) 3.50%, 02/15/25		2,000,000	1,911,004
VICI Properties L.P./VICI Note Co., Inc.(a) 4.63%, 06/15/25		7,089,000	6,849,713
Vistra Operations Co. LLC(a) 3.55%, 07/15/24		3,000,000	2,897,420
TOTAL CORPORATE BONDS (Cost $106,064,802)			104,019,728
MORTGAGE-BACKED SECURITIES	21.3%
PRIVATE	12.6%
Home Equity	11.7%
Angel Oak Mortgage Trust Series 2022-3(a)(g) 4.12%, 01/10/67		6,353,916	5,754,245

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Barclays Mortgage Loan Trust Series 2022-INV1(a)(g) 4.56%, 02/25/62		$8,472,800	$5,884,929
CFMT LLC Series 2023-H12(a) 4.25%, 04/25/33		5,000,000	3,947,493
CWHEQ Home Equity Loan Trust Series 2006-S2 5.64%, 07/25/27		272,073	204,055
CWHEQ Home Equity Loan Trust Series 2006-S3 (Step to 6.37% on 8/25/23)(f)(h)(i) 5.67%, 06/25/21		4	552,500
CWHEQ Home Equity Loan Trust Series 2006-S5(f)(i) 5.75%, 06/25/35		11	1,470,000
Home Equity Mortgage Trust Series 2006-1 (Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor)(c)(d)(f) 0.66%, 05/25/36		2,731,000	2,377,677
Home Equity Mortgage Trust Series 2006-1 (Step to 5.80% on 7/25/23)(h) 5.30%, 05/25/36		459,851	396,815
Home Equity Mortgage Trust Series 2006-1 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor)(d) 5.65%, 05/25/36		2,695,000	2,533,300
Home Equity Mortgage Trust Series 2006-3 (Step to 5.61% on 7/25/23)(f)(h) 5.47%, 09/25/36		2,971,255	2,638,739
Home Equity Mortgage Trust Series 2006-3 (Step to 5.61% on 7/25/23)(f)(h) 5.59%, 09/25/36		4,976,000	1,702,578
Home Equity Mortgage Trust Series 2006-3 (Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor)(d)(f) 5.61%, 09/25/36		2,708,000	3,641
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.61%, 0.61% Floor)(c)(d)(f) 3.99%, 11/25/36		4,391,000	128
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor)(d)(f) 5.65%, 11/25/36		1,354,000	2,964
Home Equity Mortgage Trust Series 2006-4 (Step to 6.17% on 7/25/23)(f)(h) 5.67%, 11/25/36		5,222,349	4,641,342
Home Equity Mortgage Trust Series 2006-4 (Step to 6.23% on 7/25/23)(f)(h) 5.73%, 11/25/36		3,943,796	1,896,638
Home Equity Mortgage Trust Series 2006-5 (Step to 6.00% on 7/25/23)(f)(h) 5.50%, 01/25/37		8,234,802	7,479,132
Home Equity Mortgage Trust Series 2006-5 (Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor)(d)(f) 5.55%, 01/25/37		325,277	46,315
Imperial Fund Mortgage Trust Series 2022-NQM4 (Step to 5.02% on 8/25/23)(a)(h) 5.04%, 06/25/67		4,000,000	3,345,190

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.36% on 8/25/26)(a)(h) 6.25%, 08/25/67		$4,125,000	$3,834,806
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, ICE LIBOR USD 1M + 0.44%, 0.44% Floor)(d) 5.59%, 12/16/35		1,085,458	781,530
JP Morgan Resecuritization Trust Series 2009-7(a)(g) 7.00%, 09/27/37		9,587,937	4,299,572
PRPM Trust Series 2022-INV1(a)(g) 4.45%, 04/25/67		2,600,000	1,937,081
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.90% - ICE LIBOR USD 1M, 5.90% Cap)(d)(f)(j) 0.75%, 07/25/36		12,022,249	970,203
Total Home Equity (Cost $60,633,253)			56,700,873
Commercial Mortgage-Backed Securities	0.9%
CSMC Trust Series 2022-NQM4 (Step to 5.29% on 7/25/26)(a)(h) 4.82%, 06/25/67		4,659,451	4,418,188
Total Commercial Mortgage-Backed Securities (Cost $4,477,184)			4,418,188
U.S. GOVERNMENT AGENCIES	8.7%
Fannie Mae REMICS Series 2013-67 (Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap)(d)(f)(j) 0.95%, 07/25/43		9,167,526	923,242
Fannie Mae REMICS Series 2020-27 (Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap)(d)(f)(j) 0.80%, 05/25/50		19,193,914	1,914,138
FREMF Mortgage Trust Series 2019-KF59 (Floating, ICE LIBOR USD 1M + 6.00%, 6.00% Floor)(a)(d) 11.19%, 02/25/29		19,291,011	19,103,997
Government National Mortgage Association Series 2021-160 (Floating, 6.30% - ICE LIBOR USD 1M, 6.30% Cap)(d)(f)(j) 1.14%, 09/20/51		14,697,127	1,890,059
Government National Mortgage Association Series 2021-205 (Floating, 3.20% - U.S. 30-Day Average SOFR, 3.20% Cap)(d)(f)(j) 0.00%, 11/20/51		177,190,167	2,652,023
Government National Mortgage Association Series 2021-70(g)(j) 0.71%, 04/16/63		284,447,168	15,808,237
TOTAL U.S. GOVERNMENT AGENCIES (Cost $58,805,688)			42,291,696
TOTAL MORTGAGE-BACKED SECURITIES (Cost $123,916,125)			103,410,757

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MUNICIPAL BONDS	5.1%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		$24,433,620	$20,157,737
Puerto Rico Commonwealth Notes, Subseries CW(f)(k) 0.00%, 11/01/43		9,482,569	4,776,844
TOTAL MUNICIPAL BONDS (Cost $26,970,370)			24,934,581

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	9.3%
Northern Institutional Treasury Portfolio (Premier Class), 4.95%(l)		44,986,919	44,986,919
TOTAL SHORT-TERM INVESTMENTS (Cost $44,986,919)			44,986,919
TOTAL INVESTMENTS (Cost $532,703,385)	102.3%		496,924,746
NET OTHER ASSETS (LIABILITIES)	(2.3)%		(11,315,960)
NET ASSETS	100.0%		$485,608,786

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Equity tranche security.
(c)Security valued pursuant to Level 3 unobservable inputs.
(d)Floating rate security. The rate presented is the rate in effect at June 30, 2023, and the related index and spread are shown parenthetically for each security.
(e)Position is unfunded. Contract rate was not determined at June 30, 2023 and does not take effect until drawn.
(f)Non-income producing security.
(g)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(h)Step coupon bond. Rate as of June 30, 2023 is disclosed.
(i)FGIC insured bond in which the current value primarily relates to pending insurance payments.
(j)Interest only security.
(k)These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(l)7-day current yield as of June 30, 2023 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation